UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03174

Touchstone Tax-Free Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments
Touchstone Ohio Tax-Free Bond Fund – March 31, 2013 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds— 98.0%
$1,210,000	Cincinnati OH Tech Clg Cmnty Ser 2002 C Pre-refunded @ $100	5.250	10/01/13	$1,240,843
450,000	Columbus OH Tax Incr Fing Rev (Polaris Proj) Tax Allocation Ser 2004 A Pre-refunded @ $100	4.750	06/01/14	473,319
1,000,000	Mason OH Swr Sys Rev (Impt) Ser 2004 Pre-refunded @ $100	5.000	06/01/14	1,054,070
810,000	Big Walnut OH LSD (Sch Facs Const & Impt) UTGO Ser 2004 Pre-refunded @ $100	5.000	12/01/14	873,909
1,480,000	Lakewood OH CSD (Sch Impt) UTGO Ser 2004 Pre-refunded @ $100	5.250	12/01/14	1,602,174
865,000	Fairfield Co OH LTGO Ser 2005 Pre-refunded @ $100	5.000	06/01/15	952,374
250,000	Warren OH Wtr wks Rev Ser 1997	5.500	11/01/15	262,365
365,000	Buckeye Valley OH LSD UTGO Ser 1995 A	6.850	12/01/15	397,438
450,000	Columbus-Polaris OH Hsg Corp. Ser 1979 Pre-refunded @ $100	7.400	01/01/16	518,674
1,000,000	Little Miami OH LSD (Sch Impt) UTGO Ser 2006 Pre-refunded @ $100	5.000	12/01/16	1,162,740
750,000	Cleveland OH LTGO Ser 2005 A Pre-refunded @ $100	5.000	10/01/17	836,520
600,000	OH St Hgr Edl Fac (Univ Dayton) Ser 2004	5.000	12/01/23	646,500
1,000,000	Hamilton Co OH Hosp Facs Rev (Cincinnati Childrens Hosp) Ser 2004 J	5.000	05/15/24	1,018,590
500,000	New Albany OH Cmnty Auth Ser 2012 C	5.000	10/01/24	582,540
2,000,000	Canal Winchester OH LSD UTGO Ser 2007	4.750	12/01/24	2,257,740
1,040,000	Franklin Co OH Hosp Rev (Impt The Childrens Hosp) Ser 2005 C	5.000	05/01/25	1,118,551
1,000,000	Univ of Cincinnati OH Recpts Ser 2006 A	4.750	06/01/26	1,094,440
1,500,000	Richland Co OH Hosp Facs Rev (Medcentral Health Sys Oblig) Ser 2006	5.125	11/15/26	1,571,160
1,090,000	Fairborn OH CSD (Sch Impt) UTGO Ser 2006	5.000	12/01/26	1,215,350
1,000,000	Kings OH LSD (Sch Impt) UTGO Ser 2007	5.000	12/01/26	1,195,840
1,000,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser 2007	5.000	12/01/26	1,128,150
1,500,000	OH St Hgr Edl Fac (Univ Dayton) Ser 2006	5.000	12/01/26	1,696,200
2,100,000	Oregon OH CSD UTGO Ser 2005	5.000	12/01/27	2,312,121
2,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser 2009 B	5.125	01/01/28	2,263,200
1,000,000	OH St Hgr Edl Fac (Higher Edl Fac Xavier Univ) Ser 2008 C	5.750	05/01/28	1,129,580
830,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2007	5.000	12/01/28	952,450
1,185,000	Delaware OH LTGO Ser 2006	5.000	12/01/28	1,330,068
870,000	Licking Heights OH LSD UTGO Ser 2000	6.400	12/01/28	1,216,826
1,500,000	Reynoldsburg OH CSD (Sch Facs Constr & Impt) UTGO Ser 2008	5.250	12/01/28	1,720,905
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network) Ser 2009	5.125	04/01/29	695,156
345,000	Univ of Toledo OH Ser 2011 B	5.000	06/01/29	388,225
1,000,000	OH St Air Quality Dev Auth (Poll Control Firstenenergy) Ser 2012	2.250	08/01/29	1,010,960
1,000,000	Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways) Ser 2008 B	5.000	10/01/29	1,104,640
1,000,000	Franklin Co OH Hosp Rev (Impt Nationwide Childrens Hosp) Ser 2009	4.750	11/01/29	1,094,100
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2009	4.500	12/01/29	1,083,360
895,000	Milton Union OH Exempted Village SD (Sch Impt) Ser 2009	4.875	12/01/29	988,384
320,000	Brookfield OH LSD (Sch Facs Impt) UTGO Ser 2008	5.000	01/15/30	357,418
1,000,000	Hamilton Co OH Rev (Stratford Heights) Ser 2010	5.000	06/01/30	1,097,560
1,000,000	Green OH Cmnty Learning Ctr Ser 2012	4.000	12/01/30	1,041,480
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig) Ser 2011	5.250	04/01/31	557,605
1,000,000	Wright OH St Univ (Gen Recpts) Ser 2011 A	5.000	05/01/31	1,112,160
1,500,000	Cincinnati OH CSD (Sch Impt) LTGO Ser 2010	5.000	06/01/31	1,687,860
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen) Ser 2011	5.125	08/01/31	805,372
835,000	Green OH (Str Impt Tax Increment) LTGO Ser 2011	4.500	12/01/31	884,549
1,000,000	Mount Healthy OH CSD (Sch Impt) UTGO Ser 2008	5.000	12/01/31	1,094,930
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser 2012 A	4.500	05/01/32	1,081,210
1,000,000	Hamilton Co OH Hlthcare Facs (Christ Hosp Proj) Ser 2012	5.250	06/01/32	1,085,450
1,300,000	Cincinnati OH Wtr Sys Rev Ser 2007 B	5.000	12/01/32	1,476,436
1,000,000	Hamilton Co OH Swr Sys Rev (Impt Greater Cincinnati Met) Ser 2007 A	5.000	12/01/32	1,135,720
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 2010 7	4.750	12/01/32	1,156,502
500,000	Miami OH Univ (Gen Recpts) Ser 2012	4.000	09/01/33	520,295

1

Touchstone Ohio Tax-Free Bond Fund
March 31, 2013 (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 98.0% (Continued)
$2,000,000	Cincinnati OH EDR (U Square The Loop) Ser 2011	5.000	11/01/33	$2,223,720
300,000	OH St Hgr Edl Fac Commis (Univ Of Dayton) Ser 2013	4.000	12/01/33	306,753
	Total Fixed Rate Revenue and General Obligation Bonds			$57,814,482

	Variable Rate Demand Note— 0.7%
400,000	OH St Hgr Edu Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo Bank NA)(A)	0.140	04/01/13	399,999

	Total Investment Securities —98.7%
	(Cost $53,472,268)			$58,214,481

	Other Assets in Excess of Liabilities — 1.3%			745,685

	Net Assets — 100.0%			$58,960,166

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$58,214,481	$—	$58,214,481

See accompanying Notes to Portfolio of Investments.

2

Portfolio of Investments
Touchstone Ohio Tax-Free Money Market Fund – March 31, 2013 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds— 25.9%
$100,000	OH St Bldg Auth (Juvenile Correctnal Bldg) Ser 2003	3.875	04/01/13	$100,000
150,000	OH St Bldg Auth (Juvenile Correctnal Bldg) Ser 2003 Pre-refunded @ $100	5.000	04/01/13	150,000
125,000	OH St Bldg Auth (Juvenile Correctnal Bldg) Ser 2003 Pre-refunded @ $100	5.000	04/01/13	125,000
1,200,000	Springboro OH (BANS Street Impt) LTGO Ser 2012	1.500	04/04/13	1,200,073
1,270,000	Avon OH LSD (BANS Sch Impt) LTGO Ser 2012	1.350	04/11/13	1,270,370
525,000	OH St (Higher Ed) UTGO Ser 2003 A Pre-refunded @ $100	5.000	05/01/13	526,969
100,000	OH St (Hwy Cap Impt) UTGO Ser 2006 J	5.000	05/01/13	100,368
125,000	OH St (Hwy Cap Impts Buckeye Savers K) UTGO Ser 2007	5.000	05/01/13	125,476
8,060,000	OH St Hgr Edl Fac Commis (Higher Edl Fac Xavier Univ Proj) Ser 2003 Pre-refunded @ $100	5.000	05/01/13	8,091,305
1,910,000	Batavia OH LSD (BANS Sch Impt) UTGO Ser 2012	1.500	05/02/13	1,911,545
1,900,000	New Albany OH Cmnty Auth (Multi Purp Infra) Ser 2012	1.000	05/31/13	1,900,972
100,000	Cincinnati OH Wtr Sys Rev Ser 2005 A Pre-refunded @ $100	5.000	06/01/13	100,769
175,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2003 Pre-refunded @ $100	5.000	06/01/13	176,350
150,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2003 Pre-refunded @ $100	5.000	06/01/13	151,155
135,000	OH St Univ Ser 2003 B Pre-refunded @ $100	5.000	06/01/13	136,042
1,205,000	OH St Univ Ser 2003 B Pre-refunded @ $100	5.250	06/01/13	1,214,675
425,000	OH St Wtr Dev Auth Rev (Drinking Leverage) Ser 2010 A	5.000	06/01/13	428,342
400,000	OH St Wtr Dev Auth Wtr Poll (Wtr Quality Ln Fd) Ser 2004	5.000	06/01/13	403,066
510,000	Univ Of Cincinnati OH Recpts Ser 2011 C	3.000	06/01/13	512,221
270,000	Univ Of Cincinnati OH Recpts Ser 2009 C	3.000	06/01/13	271,123
125,000	Univ Of Cincinnati OH Recpts Ser 2010 B	3.000	06/01/13	125,523
250,000	Univ Of Cincinnati OH Recpts Ser 2003 C Pre-refunded @ $100	5.000	06/01/13	251,924
1,350,000	Licking Co OH (BANS) LTGO Ser 2012	1.250	06/11/13	1,351,959
150,000	OH St Major (New Street Infra) Ser 2010 1	3.000	06/15/13	150,802
405,000	OH St Major (New Street Infra) Ser 2008 1	5.000	06/15/13	408,819
3,750,000	Wellington OH Exempt (BANS Vlg Sch) UTGO Ser 2012 D	1.650	06/18/13	3,759,198
1,571,464	Wellington OH Exempt Vlg Sch D (BANS Sch Impt) UTGO Ser 2013	1.350	06/18/13	1,574,328
1,170,000	Huber Heights OH CSD (Tans) UTGO Ser 2013	1.000	06/28/13	1,171,709
1,235,000	Kirtland OH (BANS Var Purp) LTGO Ser 2012	1.000	07/17/13	1,236,438
100,000	Cleveland OH LTGO Ser 2003 Pre-refunded @ $100	5.250	08/01/13	101,612
125,000	Middleburg Heights OH Hosp Rev (Sw General Hlth Center Proj) Ser 2012	2.000	08/01/13	125,604
100,000	OH St UTGO Ser 2009 K	5.000	08/01/13	101,499
100,000	OH St (Higher Ed) UTGO Ser 2005 C	5.000	08/01/13	101,540
100,000	OH St (Pks & Rec Cap Facs) Ser 2004 II B	3.500	08/01/13	101,007
1,474,000	Olmsted Falls OH (BANS Var Purp Impt) UTGO Ser 2012	1.000	08/07/13	1,475,793
2,000,000	American Muni Pwr, Inc. OH (BANS Elec Sys Impt) Ser 2012	1.000	08/08/13	2,000,709
135,000	OH St (Consv Projs) UTGO Ser 2011 A	5.000	09/01/13	137,542
500,000	OH St Dept Of Admin Svcs COP (OH Cops Administrative Knowled) Ser 2008	3.300	09/01/13	505,694
1,205,000	Cuyahoga Heights OH (BANS Var Purp) LTGO Ser 2012	2.000	09/12/13	1,210,359
200,000	OH St (Common Schs) UTGO Ser 2009 C	5.000	09/15/13	204,109
300,000	OH St (Ser D) UTGO Ser 2006	5.000	09/15/13	306,341
115,000	OH St Bldg Auth (Ref St Facs Admin Bldg Fd Pj B) Ser 2004	5.000	10/01/13	117,583
350,000	OH St Bldg Auth (St Facs Adult Correctional) Ser 2011	5.000	10/01/13	358,046
105,000	OH St Bldg Auth (St Facs Adult Corrtl) Ser 2009 B	3.000	10/01/13	106,311
1,000,000	Hamilton OH (BANS Var Purp) LTGO Ser 2012	1.125	10/03/13	1,002,643
2,000,000	American Muni Pwr, Inc. OH (BANS Var Purp) UTGO Ser 2012	1.000	10/24/13	2,002,264
165,000	Hamilton OH (Ref Purp Street Impt & Bld) LTGO Ser 2011	2.000	11/01/13	166,447
1,540,000	American Muni Pwr, Inc. OH (BANS Elec Sys Impt) Ser 2012	1.125	11/20/13	1,541,720
1,210,000	Pataskala OH (BANS Var Purp) LTGO Ser 2012	1.250	11/21/13	1,216,564
2,441,000	Miami Co OH (BANS Var Purp) LTGO Ser 2012	1.000	11/26/13	2,450,535
255,000	Goshen OH LSD (Classroom Facs) UTGO Ser 2000	6.250	12/01/13	264,415

3

Touchstone Ohio Tax-Free Money Market Fund
March 31, 2013 (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 25.9% (Continued)
$100,000	Miami Univ OH (Ref ) Ser 2003 Pre-refunded @ $100	5.250	12/01/13	$103,169
150,000	Middletown OH CSD (Sch Impt) UTGO Ser 2004 Pre-refunded @ $100	5.000	12/01/13	154,589
980,000	Solon OH Sch Dist (Sch Impt) UTGO Ser 2003 Pre-refunded @ $100	5.000	12/01/13	1,010,164
300,000	Sugarcreek OH LSD (Sch Impt) UTGO Ser 2003 Pre-refunded @ $100	5.250	12/01/13	309,720
500,000	Toledo OH CSD (Sch Facs Impt) UTGO Ser 2003 B Pre-refunded @ $100	5.000	12/01/13	515,148
2,500,000	Butler Technology & Career Dev (BANS Sch Impt) UTGO Ser 2013	1.500	03/13/14	2,520,002
1,200,000	Springboro OH (BANS Street Impt) LTGO Ser 2013	1.250	04/03/14	1,208,928
	Total Fixed Rate Revenue and General Obligation Bonds			$50,346,578

	Variable Rate Demand Notes(A) — 73.4%
465,000	Independence OH Econ Rev (Spectrum Invs Ltd Proj) Ser 2001 (LOC: U.S. Bank NA)	0.150	12/01/16	465,000
685,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 1997 A (LOC: PNC Bank NA)	0.120	05/15/17	685,000
525,000	Hamilton Co OH Econ Dev Rev (The General Protestant) Ser 1997 (LOC: PNC Bank NA)	0.180	12/01/17	525,000
1,205,000	Coshocton Co OH Hosp Facs Rev (Mem Hosp Proj) Ser 1999 (LOC: Bank One Chicago NA)	0.120	03/01/19	1,205,000
6,000,000	Puerto Rico Cmwlth UTGO Ser 2011 (LOC: Barclays Bank PLC)	0.120	07/01/20	6,000,000
5,000,000	OH St (Infra Impt) UTGO Ser 2001 B	0.100	08/01/21	5,000,000
2,420,000	OH St EDR (Ymca Greater Cincinnati Proj) Ser 2001 (LOC: Bank One NA)	0.140	11/01/21	2,420,000
1,795,000	OH St Univ (The) Ser 2001	0.110	12/01/21	1,795,000
1,955,000	Hamilton Co OH Econ Dev Rev (Samuel W Bell Home Proj) Ser 2002 (LOC: U.S. Bank NA)	0.120	04/01/22	1,955,000
510,000	Cuyahoga Co OH Econ Dev Rev (North Coast Cmnty Homes Proj) Ser 2002 (LOC: PNC Bank NA)	0.190	07/01/22	510,000
2,490,000	Columbiana Co OH Rev (East Liverpool Area) Ser 2002 Y (LOC: PNC Bank NA)	0.150	10/01/23	2,490,000
2,485,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) Ser 2003 (LOC: U.S. Bank NA)	0.270	11/01/23	2,485,000
965,000	Summit Co OH Rev (Neighborhood Dev Corp) Ser 2004 (LOC: PNC Bank NA)	0.150	06/01/24	965,000
3,300,000	Butler Co OH Hlthcare Facs Rev (Colonial Sr Svcs Inc) Ser 2004 (LOC: U.S. Bank NA)	0.120	07/01/24	3,300,000
1,590,000	Carroll Co OH Hlthcare Facs (St Johns Villa Proj) Ser 2000 (LOC: PNC Bank NA)	0.150	10/01/25	1,590,000
5,500,000	OH St Wtr Dev Auth Rev (Multi-Modal Wtr Dev Timken) Ser 2001 (LOC: Northern Trust Company)	0.130	11/01/25	5,500,000
470,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) Ser 2006 (LOC: U.S. Bank NA)	0.270	11/01/25	470,000
1,000,000	OH St Air Quality Dev Auth (Ohio Vy Elec Corp Pj Ser B) Ser 2009 (LOC: Bank Of Nova Scotia)	0.120	02/01/26	1,000,000
3,000,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 A (LOC: Bank of Nova Scotia)	0.110	02/01/26	3,000,000
4,600,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 C (LOC: Bk Tokyo-Mitsubishi UFJ)	0.120	02/01/26	4,600,000
7,545,000	Columbus OH (San Swr) UTGO Ser 2006 1	0.100	12/01/26	7,545,000
860,000	Stark Co OH Port Auth Hlthcare Facs Rev (Canton Sch) Ser 2002 (LOC: PNC Bank NA)	0.190	02/01/27	860,000
2,745,000	Richland Co OH Hlthcare Facs Rev (Wesleyan) Ser 2004 B (LOC: JP Morgan Chase Bank NA)	0.140	11/01/27	2,745,000
200,000	OH St Univ (The) Ser 1997	0.100	12/01/27	200,000
3,900,000	Hamilton Co OH Econ Dev Rev (St Xavier H.S.) Ser 2011 (LOC: PNC Bank NA)	0.120	04/01/28	3,900,000
1,720,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2000 (LOC: JP Morgan Chase Bank NA)	0.120	05/15/28	1,720,000
2,065,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2002 (LOC: U.S. Bank NA)	0.120	05/15/28	2,065,000
4,000,000	Puerto Rico Highway & Transprt Ser 2008 A (LOC: Scotiabank)	0.120	07/01/28	4,000,000

4

Touchstone Ohio Tax-Free Money Market Fund
March 31, 2013 (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 73.4% (Continued)
$2,000,000	Columbus OH Regl Arpt Auth Rev (Cap Fdg Pooled Fing Prog) Ser 2004 A (LOC: U.S. Bank NA)	0.120	01/01/30	$2,000,000
2,700,000	OH St Higher Edl Facs Rev (Xavier Univ) Ser 2012 B (LOC: PNC Bank NA)	0.120	11/01/30	2,700,000
1,000,000	Blue Ash OH EDR (Ursuline Academy) Ser 2011 (LOC: PNC Bank NA)	0.120	06/01/31	1,000,000
1,000,000	OH St Univ (The) Ser 2001	0.110	12/01/31	1,000,000
6,500,000	Kent St University Rev (Genernal Rcpts) Ser 2008 B (LOC: Bank of America NA)	0.130	05/01/32	6,500,000
800,000	Columbus OH Swr Rev Ser 2008 B (SPA: JP Morgan Chase Bank NA)	0.100	06/01/32	800,000
1,765,000	Cambridge OH Hosp Facs Rev (Southeastern Ohio Regl Med) Ser 2002 (LOC: PNC Bank NA)	0.150	12/01/32	1,765,000
455,000	OH St Hgr Edl Fac Rev (Marietta College Proj) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.120	12/01/32	455,000
7,500,000	Cleveland OH Wtrwks Rev Ser 2012 Q (LOC: Bank of NY Mellon)	0.120	01/01/33	7,500,000
3,135,000	Hamilton Co OH Hlthcare Fac (Children's Home Cincinnati) Ser 2008 (LOC: U.S. Bank NA)	0.120	03/01/33	3,135,000
6,510,000	OH St Wtr Dev Auth Rev (Firstenergy) Ser 2010 C (LOC: UBS AG)	0.210	06/01/33	6,510,000
1,500,000	OH St Air Quality Dev Auth (Ref Poll Firstenergy Nucle) Ser 2012 (LOC: Bank Of Nova Scotia)	0.140	10/01/33	1,500,000
6,260,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2012 C (LOC: Union Bank NA)	0.140	06/01/34	6,260,000
2,900,000	Akron Bath Copley Jt Twp OH Ho (Hosp Facs Summa Hlth Sys) Ser 2004 B (LOC: JP Morgan Chase Bank NA)	0.130	11/01/34	2,900,000
1,805,000	Hamilton OH MFH Rev (Affordable Housing) Ser 1998 B (LOC: FHLB)	0.250	01/01/35	1,805,000
2,445,000	Butler Co OH Capital Funding (CCAO Low Cost Cap) Ser 2005 A (LOC: U.S. Bank NA)	0.120	06/01/35	2,445,000
300,000	OH St Univ (The) Ser 2005 B	0.100	06/01/35	300,000
2,200,000	OH St Univ (The) Ser 2010 E	0.100	06/01/35	2,200,000
2,180,000	Salem OH Hosp Rev (Ref & Impt Salem Cmnty) Ser 2005 (LOC: JP Morgan Chase Bank NA)	0.120	09/01/35	2,180,000
350,000	Lima OH Hosp Rev (Facs Lima Mem Hosp Proj) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.130	04/01/37	350,000
400,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2007 M (LOC: JP Morgan Chase Bank NA)	0.120	05/15/37	400,000
4,100,000	Butler Co OH Port Auth Econ (Impt Great Miami Vy) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.160	09/01/37	4,100,000
4,905,000	Lancaster OH Port Auth Gas Rev Ser 2008 (SPA: Royal Bank of Canada)	0.120	05/01/38	4,905,000
2,840,000	Cuyahoga Co OH Rev (Cleveland Clinic Subser B 3) Ser 2011 B1 (SPA:Wells Fargo Bank NA)	0.130	01/01/39	2,840,000
8,000,000	Montgomery Co OH Rev (Miami Vy Hosp Ser B Rmkt) Ser 2011 (SPA: Barclays Bank PLC)	0.140	11/15/39	8,000,000
300,000	Centerville OH Hlthcare Rev (Bethany Lutheran Vlg Proj) Ser 2007 B (LOC: PNC Bank NA)	0.130	11/01/40	300,000
	Total Variable Rate Demand Notes			$142,845,000

	Total Investment Securities —99.3%
	(Cost $193,191,578)			$193,191,578

	Other Assets in Excess of Liabilities — 0.7%			1,399,755

	Net Assets — 100.0%			$194,591,333

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

5

Touchstone Ohio Tax-Free Money Market Fund
March 31, 2013 (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$193,191,578	$—	$193,191,578

See accompanying Notes to Portfolio of Investments.

6

Portfolio of Investments
Touchstone Tax-Free Money Market Fund – March 31, 2013 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds— 26.5%
$175,000	OR St Dept of Admin Svcs Ser 2002 C Pre-refunded @ $100	3.800	04/01/13	$175,000
175,000	Richland Cnty SC Sch Dist #2 UTGO Ser 2005 A Pre-refunded @ $102	5.250	04/01/13	178,500
300,000	Fishers IN Redev Auth Lease Rev (BANS) Ser 2012	0.750	04/12/13	300,000
100,000	Cedar Springs MI Public Sch Dist (Ref Sch Bldg & Site) UTGO Ser 2003 Pre-refunded @ $100	5.250	05/01/13	100,413
105,000	Clemson SC Univ Rev (Athletic Facs) Ser 2003 Pre-refunded @ $101	3.500	05/01/13	106,306
100,000	CO St Edl & Cultural (Stargate Charter Sch) Ser 2002 Pre-refunded @ $100	6.000	05/01/13	100,462
485,000	Detroit MI City Sch Dist (Sch Bldg & Site Impt) UTGO Ser 2002 A Pre-refunded @ $100	5.500	05/01/13	487,113
150,000	Kentwood MI Public Schs (Fsa Cr) UTGO Ser 2003 Pre-refunded @ $100	5.000	05/01/13	150,569
165,000	VA Beach VA (Ref Pub Impt) UTGO Ser 2003 A Pre-refunded @ $100	5.000	05/01/13	165,630
200,000	Wright OH St Univ Ser 2012	3.000	05/01/13	200,413
100,000	LA St Public Facs Auth (Ochsner Clinic Fndtn) Ser 2002 A Pre-refunded @ $100	5.000	05/15/13	100,544
100,000	NY St Dorm Auth Lease (Court Facs) Ser 2003 A Pre-refunded @ $100	5.500	05/15/13	100,587
110,000	TX St A & M Univ Rev (Fing Sys) Ser 2003 B Pre-refunded @ $100	5.250	05/15/13	110,648
150,000	District Of Columbia UTGO Ser 2003 A Pre-refunded @ $100	5.000	06/01/13	151,179
250,000	El Monte CA Union High Sch Dist (BANS) UTGO Ser 2011	5.000	06/01/13	251,918
100,000	Fairfield Cnty OH LTGO Ser 2003 Pre-refunded @ $100	5.250	06/01/13	100,824
105,000	LA St Local Govt Envrnm (Nicholls University) Ser 2003 Pre-refunded @ $102	4.600	06/01/13	107,828
250,000	Moore Cnty NC (Pub Impt) UTGO Ser 2003 Pre-refunded @ $101	4.000	06/01/13	253,992
100,000	Univ of AZ Ser 2003 B Pre-refunded @ $100	5.000	06/01/13	100,761
100,000	NJ St Transprtn Trust (Transn Mbia Ibc) Ser 2001 A	5.500	06/15/13	101,042
105,000	NJ St Transprtn Trust (Transn Sys) Ser 2003 C	5.000	06/15/13	105,987
135,000	NJ St Transprtn Trust (Transn Sys) Ser 2003 C Pre-refunded @ $100	5.500	06/15/13	136,407
100,000	NJ St Transprtn Trust (Transn Sys) Ser 2003 C Pre-refunded @ $100	5.500	06/15/13	101,042
100,000	NJ St Transprtn Trust (Transn Sys) Ser 2003 C Pre-refunded @ $100	5.500	06/15/13	101,034
125,000	OH St Major New Street Infra Ser 2007 1	5.000	06/15/13	126,190
100,000	Centre Cnty PA UTGO Ser 2003 Pre-refunded @ $100	5.250	07/01/13	101,199
200,000	IN St Office Bldg Comm (Ind St Museum Fac) Ser 2003 Pre-refunded @ $100	5.375	07/01/13	202,458
350,000	Laurel Cnty KY (Impt Courthouse Renovation) UTGO Ser 2004 Pre-refunded @ $100	4.100	07/01/13	353,227
100,000	Los Angeles CA Dept Wtr & Pwr (Pwr Sys) Ser 2003 A 2 Pre-refunded @ $100	5.000	07/01/13	101,149
500,000	Norwalk CT UTGO Ser 2008 Pre-refunded @ $100	5.000	07/01/13	505,765
265,000	Butler Cnty PA UTGO Ser 2003 Pre-refunded @ $100	5.250	07/15/13	268,625
100,000	Ernest N Morial-New Orleans LA Ser 2003 A Pre-refunded @ $100	5.000	07/15/13	101,324
200,000	IPS Multi-Sch Bldg Corp. IN (First Mtg) Ser 2004 Pre-refunded @ $100	5.000	07/15/13	202,666
200,000	Kirtland OH (BANS Var Purp) LTGO Ser 2012	1.000	07/17/13	200,233
100,000	IN St Bond Bank (Spl Prog) Ser 2003 A Pre-refunded @ $100	5.000	08/01/13	101,524
105,000	MA St (Cons Ln) UTGO Ser 2003 C Pre-refunded @ $100	5.250	08/01/13	106,644
120,000	Miami-Dade Cnty FL Sch Brd Ser 2003 D Pre-refunded @ $100	5.000	08/01/13	121,832
100,000	VA St Public Sch Auth Ser 2003 C Pre-refunded @ $100	5.000	08/01/13	101,552
516,000	Olmsted Falls OH (BANS Fire Station) UTGO Ser 2012	1.000	08/07/13	516,628
435,000	AMP OH, Inc. OH (BANS Fire Station) Ser 2012 P	1.000	08/08/13	435,154
100,000	Lehigh Cnty PA Gen Purpose Auth (Hosp Saint Lukes Bethlehem) Ser 2003 Pre-refunded @ $100	5.375	08/15/13	101,857
150,000	Univ Of TX (Fing Sys) Ser 2003 A Pre-refunded @ $100	5.250	08/15/13	152,724
200,000	DE St UTGO Ser 2005 D Pre-refunded @ $100	4.000	09/01/13	202,942
100,000	DE St UTGO Ser 2005 D Pre-refunded @ $100	4.000	09/01/13	101,471
100,000	Fort Bend Cnty TX (Sub Lien Toll Rd) UTGO Ser 2003 Pre-refunded @ $100	5.000	09/01/13	101,908
100,000	N TX St Hlth Facs Dev Corp. (Utd Regl Hlth Care Sys Inc) Ser 2003 Pre-refunded @ $100	5.500	09/01/13	102,127
300,000	Cuyahoga Heights OH (BANS Var Purp) LTGO Ser 2012	2.000	09/12/13	301,334

7

Touchstone Tax-Free Money Market Fund
March 31, 2013 (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 26.5% (Continued)
$100,000	New York NY UTGO Ser 2003 C Pre-refunded @ $100	4.750	09/15/13	$101,846
100,000	Harris Cnty TX (Ref Road) UTGO Ser 2003 B Pre-refunded @ $100	5.250	10/01/13	102,417
100,000	MA St (Cons Ln) UTGO Ser 2003 D Pre-refunded @ $100	5.250	10/01/13	102,382
150,000	NC St Med Care Com (Cape Fear Vy Health Sys) Ser 2008 C Pre-refunded @ $100	5.500	10/01/13	153,744
250,000	Hamilton OH (BANS Var Purp) LTGO Ser 2012	1.125	10/03/13	250,661
200,000	AMP OH, Inc (BANS Var Purp) UTGO Ser 2012	1.000	10/24/13	200,226
500,000	Springboro OH Rev (BANS Real Estate Acquisition) Ser 2012	1.250	10/24/13	501,681
100,000	Utica MI Cmnty Schs (Sch Bldg & Site) UTGO Ser 2004 Pre-refunded @ $100	5.000	11/01/13	102,630
200,000	Conroe TX Indep Sch Dist (Schoolhouse) UTGO Ser 2004 Pre-refunded @ $100	5.000	02/15/14	207,665
500,000	Butler Technology & Career Dev (BANS Sch Impt) UTGO Ser 2013	1.500	03/13/14	504,000
300,000	Springboro OH (BANS Street Impt) LTGO Ser 2013	1.250	04/03/14	302,232
	Total Fixed Rate Revenue and General Obligation Bonds			$10,928,216

	Variable Rate Demand Notes(A) — 74.5%
240,000	Lucas Co OH Hosp Rev (Sunshine Inc NW OH) Ser 1999 (LOC: PNC Bank NA)	0.190	06/02/14	240,000
900,000	Jacksonville FL ECD (Methodist) Ser 2010 (LOC: TD Bank NA)	0.130	10/01/15	900,000
1,000,000	IL St Dev Fin Auth indl (Toyal America Inc) Ser 1997 (LOC: Bank of Tokyo-Mitsubishi UFJ)	0.190	06/01/17	1,000,000
245,000	Franklin Co OH IDR (Ohio Girl Scout Council) Ser 1988 (LOC: National City Bank)	0.490	09/01/18	245,000
1,400,000	Summit Co OH IDR (S A Comunale Inc) Ser 1999 (LOC: PNC Bank NA)	0.210	06/01/19	1,400,000
750,000	Lawrenceburg IN PCR (Ind Mich Pwr Co) Ser 2011 I (LOC: Bank of Nova Scotia)	0.110	10/01/19	750,000
460,000	Jackson WI IDR (J 5 Enterprise LLC) Ser 2000 A (LOC: BMO Harris Bank NA)	0.480	05/01/20	460,000
230,000	Lancaster NE IDR (Garner Inds Inc) Ser 2000 B (LOC: Wells Fargo Bank NA)	0.440	11/01/20	230,000
380,000	S.W. IL Dev Auth (Deli Star Ventures) Ser 2008 (LOC: BMO Harris Bank NA)	0.480	07/01/21	380,000
1,075,000	IA St Fin Auth Small Busines Rev (Terrace Ctr Assoc L.P.) Ser 2003 (LOC: Wells Fargo Bank NA)	0.220	03/01/22	1,075,000
600,000	Hamilton Co OH Hosp Facs Rev (Fltg Beechwood Home) Ser 2011 (LOC: PNC Bank NA)	0.150	07/01/22	600,000
1,200,000	Pima Co AZ IDA Rev (Fltg Tucscon Elec) Ser 1992 (LOC: Bank of NY Mellon)	0.130	12/01/22	1,200,000
200,000	Tucson AZ IDA (Fluoresco Old Nogales) Ser 2000 (LOC: Bank One Arizona NA)	0.370	08/01/25	200,000
1,310,000	Saint Charles Co MO IDA (Patriot Machine Inc) Ser 2002 (LOC: U.S. Bank NA)	0.250	06/01/27	1,310,000
1,180,000	Lexington-Fayette Co Govt IBR (Eastland Parkway) Ser 2006 (LOC: Traditional Bank, Inc./FHLB)	0.270	09/01/27	1,180,000
500,000	Lexington-Fayette KY Urban Cnty (Ref Liberty Ridge) Ser 2006 (LOC: Traditional Bank Inc)	0.370	12/01/27	500,000
1,070,000	Hendersonville TN Indl Dev (Windsor Park) Ser 1998 (LIQ: FNMA)	0.130	02/15/28	1,070,000
1,000,000	Broward Co FL HFA (Reflections Apts) Ser 1999 (LIQ: FHLMC)	0.120	12/01/29	1,000,000
300,000	MS St Business Fin Co (Chevron USA Inc) Ser 2007 A	0.140	12/01/30	300,000
890,000	Springfield MO IDA Rev (DMP Pptys LLC) Ser 2010 (LOC: Guaranty Bank/FHLB)	0.290	12/01/30	890,000
480,000	WI Hlth & Edl Fac Auth Rev (Cedar Crest Inc) Ser 2011 (LOC: BMO Harris Bank NA)	0.120	07/01/31	480,000
1,000,000	OH St Hgr Edu Fac Rev (Case Western Rsrv) Ser 2002 A	0.140	10/01/31	1,000,000
700,000	Duval Cnty FL Hsg Fin Auth (Glades Apts) Ser 2002 (LOC: FHLMC)	0.120	10/01/32	700,000
500,000	OH St Air Quality Dev Auth (Poll Control Firs) Ser 2012 (LOC: Bank of Nova Scotia)	0.150	11/01/32	500,000
500,000	Columbus OH Regl Arpt Auth Rev (Cap Fdg OASBO Pg Sr) Ser 2004 A (LOC: U.S. Bank NA)	0.120	03/01/34	500,000
1,000,000	New York NY UTGO Ser 2004 H1 (LOC: Bank of NY Mellon)	0.140	03/01/34	1,000,000
1,100,000	Allen Cnty OH Hosp Facs Rev (Catholic Healthcare) Ser 2012 C (LOC: Union Bank NA)	0.140	06/01/34	1,100,000
1,200,000	JEA FL Dist Energy Sys Rev Ser 2004 A (LOC: State Street B&T Co)	0.120	10/01/34	1,200,000
1,035,000	VT St Edl & Hlth Bldg (North Country Hosp) Ser 2007 A (LOC: TD Banknorth NA)	0.140	10/01/34	1,035,000
395,000	Butler Cnty OH Capital Funding (Ccao Low Cost Cap) Ser 2005 A (LOC: U.S. Bank NA)	0.120	06/01/35	395,000

8

Touchstone Tax-Free Money Market Fund
March 31, 2013 (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 74.5% (Continued)
$360,000	Salem OH Hosp Rev (Impt Salem Cmnty) Ser 2005 (LOC: JP Morgan Chase Bank NA)	0.120	09/01/35	$360,000
700,000	Alachua Co FL HFA M (Hsg Brookside Apts) Ser 2002 A (LIQ: FNMA)	0.140	09/15/35	700,000
1,050,000	Palm Beach Co FL Rev (Henry Morrison Flagler) Ser 2003 (LOC: Northern Trust Company)	0.140	11/01/36	1,050,000
1,000,000	WI St Hlth & Edl Fac (Bay Area Med Ctr Inc) Ser 2008 (LOC: BMO Harris Bank NA)	0.160	02/01/38	1,000,000
925,000	MA St Dev Fin Agy Rev (Seven Hills Fndtn) Ser 2008 A (LOC: TD Banknorth NA)	0.120	09/01/38	925,000
1,000,000	IL St Fin Auth Rev (Lake Forest College) Ser 2008 (LOC: Northern Trust Company)	0.140	10/01/38	1,000,000
500,000	Chatom AL IDB Opp Zone (Powersouth Energy Coop) Ser 2011 A (SPA: National Rural Utilities Finance)(B)	0.550	11/15/38	500,000
680,000	NY St Dorm Auth Rev (FFT Senior Cmntys) Ser 2012 (LOC: HSBC Bank USA NA)	0.120	07/01/39	680,000
690,000	Indianapolis IN MFH Rev (Ltd Oblig Nora Commons) LTGO Ser 2004 B (LOC: FHLB)	0.130	12/01/39	690,000
1,000,000	WA St HFC MFH Rev (Clark Island Portfolio) Ser 2007 (LIQ: FHLMC)	0.170	11/01/42	1,000,000
	Total Variable Rate Demand Notes			$30,745,000

	Total Investment Securities —101.0%
	(Cost $41,673,216)			41,673,216

	Liabilities in Excess of Other Assets — (1.0%)			(410,908)

	Net Assets — 100.0%			$41,262,308

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

(B)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2013.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$41,673,216	$—	$41,673,216

See accompanying Notes to Portfolio of Investments.

9

Notes to Portfolios of Investments
March 31, 2013 (Unaudited)

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown in the Portfolio of Investments are the next reset dates. The interest rates shown in the Portfolio of Investments are the coupon rates in effect at March 31, 2013.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolio of Investments are the stipulated pre-refunded dates.

Portfolio Abbreviations:

BANS – Bond Anticipation Notes

CCAO – County Commissioner's Association of Ohio

COP – Certificates of Participation

CSD – City School District

ECD - Energy Conversion Devices

EDR – Economic Development Revenue

FHLB - Federal Home Loan Bank

FHLMC - Freddie Mac Federal Home Loan Mortgage

FNMA – Federal National Mortgage Association

HFA – Housing Finance Authority/Agency

IBR - Industrial Building Revenue

IDA – Industrial Development Authority/Agency

IDB – Industrial Development Board

IDR – Industrial Development Revenue

LIQ – Liquidity Facility

LOC – Letter of Credit

LP - Limited Partnership

LSD – Local School District

LTGO – Limited Tax General Obligation

MFH – Multi-Family Housing

OASBO – Ohio Association of School Business Officials

PCR – Pollution Control Revenue

PLC - Public Limited Company

SPA – Stand-by Purchase Agreement

UTGO – Unlimited Tax General Obligation

10

Notes to Portfolio of Investments
March 31, 2013 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value” as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of its portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments. The Funds did not hold any Level 3 categorized securities during the period ended March 31, 2013.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended March 31, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds.

Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NASDAQ official closing price (“NOCP”) are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the New York Stock Exchange (“NYSE”), the security may be priced based on fair value. This may cause the value of the security on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the net asset value (“NAV”) of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair values using procedures approved by the Funds’ Board ofTrustees. The Funds may use fair value pricing under the following circumstances, among others:

11

Notes to Portfolio of Investments
March 31, 2013 (Unaudited) (Continued)

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

New accounting pronouncement — In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11,“Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under the International Financial Reporting Standards (“IFRS”).The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update limits the scope of ASU No. 2011-11 to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact these updates may have on the Funds’ financial statements.

When-issued on delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining NAV. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

12

Notes to Portfolio of Investments
March 31, 2013 (Unaudited) (Continued)

Federal Tax Information— As of March 31, 2013 , the Funds had the following federal tax cost resulting in net unrealized appreciation/(depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Deprecation)
Ohio Tax Free Bond Fund	$53,472,268	$4,757,425	$(15,212)	$4,742,213

13

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Tax-Free Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/28/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	5/28/13

* Print the name and title of each signing officer under his or her signature.